Leases - Narrative (Details)	3 Months Ended
Mar. 31, 2019
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms	10 years